As filed with the Securities and Exchange Commission on July 19, 2012

1933 Act File No. 002-89287
1940 Act File No. 811-03967

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 43	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 45	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

110 Wall Street
New York, New York 10005
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, Including Area Code: (212) 858-8000

Mary Carty, Esq.
First Investors Income Funds
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on August 3, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS INCOME FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: Prospectus for Class A Shares of the First Investors International Opportunities Bond Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 10, 2012, accession number 0000898432-12-000616 (“PEA No. 42”)

Part B: Statement of Additional Information for Class A Shares of the Fund is incorporated herein by reference to PEA No. 42

Part C: Incorporated herein by reference to PEA No. 42

Signature Page

Explanatory Note

This Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 3, 2012, the effectiveness of the registration statement for the First Investors International Opportunities Bond Fund, filed in Post-Effective Amendment No. 42 on May 10, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 19th day of July 2012.

FIRST INVESTORS INCOME FUNDS
By: /s/ Christopher H. Pinkerton
Christopher H. Pinkerton
President and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Christopher H. Pinkerton	President and Trustee	July 19, 2012
Christopher H. Pinkerton

/s/ Joseph I. Benedek	Treasurer	July 19, 2012
Joseph I. Benedek

/s/ Charles R. Barton, III	Trustee	July 19, 2012
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	July 19, 2012
Stefan L. Geiringer*

/s/ Robert M. Grohol	Chairman of the Board	July 19, 2012
Robert M. Grohol*	And Trustee

/s/ Arthur M. Scutro, Jr.	Trustee	July 19, 2012
Arthur M. Scutro, Jr.*

/s/ Mark R. Ward	Trustee	July 19, 2012
Mark R. Ward*

*  By:  /s/ Mary Carty
Mary Carty
(Attorney-in-Fact)